Post-Employment Benefits - Summary of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 7,040	$ 8,564
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	436	549
Canada plan [member] | Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	6,382	7,846
Canada plan [member] | Pension plan [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,164	4,014
Canada plan [member] | Pension plan [member] | Deferred Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	410	569
Canada plan [member] | Pension plan [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	2,808	3,263
Canada plan [member] | Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	405	512
Canada plan [member] | Other post employment benefit plans [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	75	99
Canada plan [member] | Other post employment benefit plans [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 330	$ 413